UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                  811-7460

Exact name of registrant as specified in charter:    Delaware Investments
                                                     Dividend and Income
                                                     Fund, Inc.

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             November 30

Date of reporting period:                            August 31, 2006

Item 1. Schedule of Investments (Unaudited)


Delaware Investments Dividend and Income Fund, Inc.
___________________________________________________

August 31, 2006

                                                                                                       Number of         Market
                                                                                                       Shares             Value
Common Stock - 76.85%

Consumer Discretionary - 5.15%
=II@+ Avado Brands                                                                                         1,390       $     1,307
Gap                                                                                                      132,200         2,222,282
Limited Brands                                                                                            87,800         2,259,094
Mattel                                                                                                   131,100         2,469,924
Starwood Hotels & Resorts Worldwide                                                                       10,900           580,534
                                                                                                                           _______

                                                                                                                         7,533,141
                                                                                                                         _________
Consumer Staples - 6.98%
ConAgra Foods                                                                                            107,200         2,551,360
Heinz (H.J.)                                                                                              56,500         2,363,960
Kimberly-Clark                                                                                            38,500         2,444,750
Safeway                                                                                                   92,100         2,848,653
                                                                                                                         _________

                                                                                                                        10,208,723
                                                                                                                        __________
Diversified REITs - 0.72%
iStar Financial                                                                                           25,100         1,052,192
                                                                                                                         _________

                                                                                                                         1,052,192
                                                                                                                         _________
Energy - 3.23%
Chevron                                                                                                   36,900         2,376,360
ConocoPhillips                                                                                            34,900         2,213,707
*+ Petroleum Geo-Services ADR                                                                              2,667           138,684
                                                                                                                           _______

                                                                                                                         4,728,751
                                                                                                                         _________
Financials - 13.37%
Allstate                                                                                                  43,000         2,491,420
Aon                                                                                                       72,500         2,506,325
Chubb                                                                                                     58,103         2,914,447
Hartford Financial Services Group                                                                         27,100         2,326,806
Huntington Bancshares                                                                                     97,900         2,341,768
Morgan Stanley                                                                                            36,900         2,427,651
Wachovia                                                                                                  43,700         2,387,331
Washington Mutual                                                                                         51,200         2,144,768
                                                                                                                         _________

                                                                                                                        19,540,516
                                                                                                                        __________
Health Care - 10.37%
Abbott Laboratories                                                                                       53,900         2,624,930
Baxter International                                                                                      60,900         2,702,742
Bristol-Myers Squibb                                                                                      92,900         2,020,575
Merck                                                                                                     64,300         2,607,365
Pfizer                                                                                                    99,700         2,747,732
Wyeth                                                                                                     50,500         2,459,350
                                                                                                                         _________

                                                                                                                        15,162,694
                                                                                                                        __________
Health Care REITs - 1.40%
+# Medical Properties Trust 144A                                                                          35,000           468,650
* Nationwide Health Properties                                                                            28,900           753,134
Ventas                                                                                                    20,700           829,035
                                                                                                                           _______

                                                                                                                         2,050,819
                                                                                                                         _________
Industrial REITs - 3.11%
AMB Property                                                                                              27,700         1,546,491
First Potomac Realty Trust                                                                                21,700           672,917
ProLogis                                                                                                  41,100         2,320,506
                                                                                                                         _________

                                                                                                                         4,539,914
                                                                                                                         _________
Industrials - 4.36%
Donnelley (R.R.) & Sons                                                                                   74,700         2,421,783
*+ Foster Wheeler                                                                                          6,960           302,546
* Macquarie Infrastructure                                                                                40,800         1,326,000
*+ Petrojarl ADR                                                                                           2,667            28,765
Waste Management                                                                                          66,800         2,289,904
                                                                                                                         _________

                                                                                                                         6,368,998
                                                                                                                         _________
Information Technology - 6.65%
Hewlett-Packard                                                                                           71,300         2,606,728



Intel                                                                                                    125,100         2,444,454
International Business Machines                                                                           28,700         2,323,839
+ Xerox                                                                                                  158,700         2,350,347
                                                                                                                         _________

                                                                                                                         9,725,368
                                                                                                                         _________
Hotel REITs - 0.99%
* Highland Hospitality                                                                                    58,400           804,168
* Strategic Hotels & Resorts                                                                              31,200           636,480
                                                                                                                           _______

                                                                                                                         1,440,648
                                                                                                                         _________
Mall REITs - 2.97%
General Growth Properties                                                                                 22,406         1,015,664
Macerich                                                                                                  10,400           776,464
Simon Property Group                                                                                      30,100         2,552,179
                                                                                                                         _________

                                                                                                                         4,344,307
                                                                                                                         _________
Manufactured Housing REITs - 0.56%
Equity Lifestyle Properties                                                                               18,100           811,423
                                                                                                                           _______

                                                                                                                           811,423
                                                                                                                           _______
Materials - 1.50%
duPont (E.I.) deNemours                                                                                   54,700         2,186,359
                                                                                                                         _________

                                                                                                                         2,186,359
                                                                                                                         _________
Mortgage REITs - 2.05%
* American Home Mortgage Investment                                                                       12,600           399,420
* Gramercy Capital                                                                                        43,800         1,186,980
JER Investors Trust                                                                                       24,800           413,912
+II KKR Financial                                                                                         41,700           997,047
                                                                                                                           _______

                                                                                                                         2,997,359
                                                                                                                         _________
Multi Family REITs - 0.97%
Equity Residential                                                                                        28,400         1,416,308
                                                                                                                         _________

                                                                                                                         1,416,308
                                                                                                                         _________
Office REITs - 5.32%
Brandywine Realty Trust                                                                                   46,348         1,512,335
Duke Realty                                                                                               76,600         2,909,268
Liberty Property Trust                                                                                    13,700           655,819
Mack-Cali Realty                                                                                           4,200           223,230
* Parkway Properties                                                                                      15,600           764,712
Reckson Associates Realty                                                                                 40,120         1,716,735
                                                                                                                         _________

                                                                                                                         7,782,099
                                                                                                                         _________
Self -Storage REITS - 0.18%
* U-Store-It Trust                                                                                        13,000           258,960
                                                                                                                           _______

                                                                                                                           258,960
                                                                                                                           _______
Shopping Center REITs - 0.91%
* Cedar Shopping Centers                                                                                  46,200           710,556
* Ramco-Gershenson Properties                                                                             19,400           620,800
                                                                                                                           _______

                                                                                                                         1,331,356
                                                                                                                         _________
Specialty REITs - 0.95%
* Entertainment Properties Trust                                                                          27,800         1,386,108
                                                                                                                         _________

                                                                                                                         1,386,108
                                                                                                                         _________
Telecommunications - 3.34%
AT&T                                                                                                      76,100         2,368,993
Verizon Communications                                                                                    71,400         2,511,852
                                                                                                                         _________

                                                                                                                         4,880,845
                                                                                                                         _________
Utilities - 1.77%
+ Mirant                                                                                                   8,223           238,220
Progress Energy                                                                                           52,900         2,345,057
                                                                                                                         _________

                                                                                                                         2,583,277
                                                                                                                         _________

Total Common Stock (cost $96,041,313)                                                                                  112,330,165
                                                                                                                       ___________

Convertible Preferred Stock - 3.75%

Banking, Finance & Insurance - 1.18%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49                                     8,800           453,200
~ Citigroup Funding exercise price $29.50, expiration date 9/27/08                                        17,000           558,790
E Trade Group 6.125% exercise price $21.82, expiration date 11/18/08                                       9,000           277,875
* Lehman Brothers Holdings 6.25% exercise price $54.24, expiration date 10/15/07                          16,000           432,000
                                                                                                                           _______

                                                                                                                         1,721,865
                                                                                                                         _________
Basic Materials - 0.44%
Freeport-McMoRan Copper & Gold 5.50% exercise price $48.29, expiration date 12/31/49                         115           150,909
Huntsman 5.00% exercise price $28.29, expiration date 2/16/08                                             12,400           496,000
                                                                                                                           _______

                                                                                                                           646,909
                                                                                                                           _______

Cable, Media & Publishing - 0.22%
# Interpublic 5.25% 144A exercise price $13.66, expiration date 12/31/49                                     360           326,700
                                                                                                                           _______

                                                                                                                           326,700
                                                                                                                         _________



Consumer Products - 0.37%
Newell Financial Trust I 5.25% exercise price $50.69, expiration date 12/1/27                             11,630           534,980
                                                                                                                           _______

                                                                                                                           534,980
                                                                                                                           _______
Energy - 0.48%
* Chesapeake 4.50% exercise price $44.17, expiration date 12/31/49                                         3,650           348,119
El Paso Energy Capital Trust 4.75% exercise price $41.59, expiration date 3/31/28                          9,250           359,270
                                                                                                                           _______

                                                                                                                           707,389
                                                                                                                           _______
Food, Beverage & Tobacco - 0.38%
Constellation Brands 5.75% exercise price $17.08, expiration date 9/1/06                                  13,800           548,550
                                                                                                                           _______

                                                                                                                           548,550
                                                                                                                           _______
Telecommunications - 0.14%
Lucent Technologies Capital Trust I 7.75% exercise price $4.84, expiration date 3/15/17                      205           207,050
                                                                                                                           _______

                                                                                                                           207,050
                                                                                                                           _______
Utilities - 0.54%
Entergy 7.625% exercise price $87.64, expiration date 2/17/09                                              9,000           473,625
NRG Energy 5.75% exercise price $60.45, expiration date 3/16/09                                            1,225           313,906
                                                                                                                           _______

                                                                                                                           787,531
                                                                                                                           _______

Total Convertible Preferred Stock (cost $5,477,979)                                                                      5,480,974
                                                                                                                         _________
Preferred Stock - 5.49%

Leisure, Lodging & Entertainment - 0.67%
Red Lion Hotels 9.50%                                                                                     37,649           986,780
                                                                                                                           _______

                                                                                                                           986,780
                                                                                                                           _______
Real Estate - 4.82%
Equity Inns Series B 8.75%                                                                                35,700           952,298
LaSalle Hotel Properties 10.25%                                                                          113,200         2,961,312
Ramco-Gershenson Properties 9.50%                                                                         40,000         1,068,000
SL Green Realty 7.625%                                                                                    80,000         2,062,504
                                                                                                                         _________

                                                                                                                         7,044,114
                                                                                                                         _________

Total Preferred Stock (cost $7,663,725)                                                                                  8,030,894
                                                                                                                         _________

                                                                                                       Principal
                                                                                                          Amount

Commercial Mortgage-Backed Securities - 0.21%

# First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                     $300,000           302,557
                                                                                                                           _______

Total Commercial Mortgage-Backed Securities (cost $304,488)                                                                302,557
                                                                                                                           _______

Convertible Bonds - 8.52%

Aerospace & Defense - 0.54%
# AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26                                    260,000           260,975
EDO 4.00% 11/15/25 exercise price $34.19, expiration date 11/15/25                                       235,000           229,419
# L-3 Communications 144A 3.00% 8/1/35 exercise price $102.16, expiration date 8/1/35                    290,000           293,262
                                                                                                                           _______

                                                                                                                           783,656
                                                                                                                           _______
Cable, Media & Publishing - 0.37%
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25                   600,000           534,750
                                                                                                                           _______

                                                                                                                           534,750
                                                                                                                           _______
Computers & Technology - 1.83%
Fairchild Semiconductor International 5.00% 11/1/08 exercise price $30.00, expiration date 11/1/08       410,000           407,438
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26                       340,000           300,050
# Informatica 144A 3.00% 3/15/26 exercise price $20.00, expiration date 3/15/26                          510,000           543,149
# Intel 144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35                              255,000           224,719
^ ON Semiconductor Series B 1.142% 4/15/24 exercise price $9.82 expiration date 4/15/24                  575,000           502,406
SanDisk 1.00% 5/15/13 exercise price $82.36, expiration date 5/15/13                                     165,000           164,381
# Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25                               500,000           538,125
                                                                                                                           _______

                                                                                                                         2,680,268
                                                                                                                         _________
Energy - 0.89%
Halliburton 3.125% 7/15/23 exercise price $37.65, expiration date 7/15/23                                250,000           445,625
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33                           230,000           268,238
Schlumberger 2.125% 6/1/23 exercise price $40.00, expiration date 6/1/23                                 360,000           584,100
                                                                                                                           _______

                                                                                                                         1,297,963
                                                                                                                         _________
Health Care & Pharmaceuticals - 1.29%
# Allergan 144A 1.50% 4/1/26 exercise price $126.66, expiration date 4/1/26                              415,000           443,012
# Amgen 144A 0.375% 2/1/13 exercise price $79.48, expiration date 2/1/13                                 165,000           161,494
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13                             125,000           103,281
Encysive Pharmaceuticals 2.50% exercise price $13.95, expiration date 3/15/12                            630,000           471,712
# Nektar Therapeutics 144A 3.25% 9/28/12 exercise price $21.52, expiration date 9/28/12                  350,000           376,688
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.16, expiration date 2/1/26                   345,000           336,806
                                                                                                                           _______

                                                                                                                         1,892,993
                                                                                                                         _________



Leisure, Lodging & Entertainment - 0.51%
# Regal Entertainment Group 144A 3.75% 5/15/08 exercise price $14.97, expiration date 5/15/08            550,000           739,063
                                                                                                                           _______

                                                                                                                           739,063
                                                                                                                           _______
Real Estate - 0.78%
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10                        1,100,000         1,134,650
                                                                                                                         _________

                                                                                                                         1,134,650
                                                                                                                         _________
Retail - 0.90%
*; Dick's Sporting Goods 1.606% 2/18/24 exercise price $58.13, expiration date 2/18/24                   380,000           305,900
~ Lowe's Companies 0.861% 10/19/21 exercise price $50.03, expiration date 10/19/21                       280,000           270,900
# Saks 144A 2.00% 3/15/24 exercise price $14.92, expiration date 3/15/24                                 425,000           462,188
# United Auto Group 144A 3.50% 4/1/26 exercise price $23.69, expiration date 4/1/26                      260,000           276,575
                                                                                                                           _______

                                                                                                                         1,315,563
                                                                                                                         _________
Technology - 0.38%
# Mercury Interactive 144A 4.75% 7/1/07 exercise price $111.25, expiration date 7/1/07                   550,000           556,875
                                                                                                                           _______

                                                                                                                           556,875
                                                                                                                           _______
Telecommunications - 0.20%
Qwest Communications International 3.50% 11/15/25 exercise price $5.90, expiration date 11/15/25         180,000           297,225
                                                                                                                           _______

                                                                                                                           297,225
                                                                                                                           _______
Transportation - 0.12%
*# ExpressJet Holdings 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23                   200,000           182,000
                                                                                                                           _______

                                                                                                                           182,000
                                                                                                                           _______
Utilities - 0.71%
# CenterPoint Energy 144A 3.75% 5/15/23 exercise price $11.44, expiration date 5/15/23                   800,000         1,035,000
                                                                                                                         _________

                                                                                                                         1,035,000
                                                                                                                         _________

Total Convertible Bonds (cost $11,929,631)                                                                              12,450,006
                                                                                                                        __________

Corporate Bonds - 29.30%

Basic Industry - 3.41%
Abitibi-Consolidated
     6.95% 12/15/06                                                                                       20,000            20,200
     7.875% 8/1/09                                                                                       175,000           173,250
* AK Steel 7.875% 2/15/09                                                                                340,000           339,575
Bowater 9.50% 10/15/12                                                                                   725,000           735,874
Georgia-Pacific 9.50% 12/1/11                                                                            275,000           297,688
* Gold Kist 10.25% 3/15/14                                                                               250,000           279,375
Lyondell Chemical 10.50% 6/1/13                                                                           45,000            49,725
*# Nell AF Sarl 144A 8.375% 8/15/15                                                                      325,000           327,031
NewPage 10.00% 5/1/12                                                                                    205,000           212,688
Norske Skog 8.625% 6/15/11                                                                               425,000           419,688
# Port Townsend Paper 144A 12.00% 4/15/11                                                                450,000           405,000
Potlatch 13.00% 12/1/09                                                                                  250,000           293,489
Rhodia 8.875% 6/1/11                                                                                     235,000           241,463
*++ Solutia 6.72% 10/15/37                                                                               465,000           439,424
Tembec Industries 8.625% 6/30/09                                                                         775,000           428,188
# Verso Paper 144A 9.125% 8/1/14                                                                         100,000           100,000
Witco 6.875% 2/1/26                                                                                      250,000           223,750
                                                                                                                           _______

                                                                                                                         4,986,408
                                                                                                                         _________
Brokerage - 0.70%
E Trade Financial 8.00% 6/15/11                                                                          340,000           354,450
LaBranche & Company
     9.50% 5/15/09                                                                                       300,000           314,250
     11.00% 5/15/12                                                                                      325,000           350,188
                                                                                                                           _______

                                                                                                                         1,018,888
                                                                                                                         _________
Capital Goods - 1.89%
Armor Holdings 8.25% 8/15/13                                                                             400,000           415,999
CPG International I 10.50% 7/1/13                                                                        125,000           129,688
* Graham Packaging 9.875% 10/15/14                                                                       450,000           435,374
Interface 10.375% 2/1/10                                                                                 325,000           355,469
Interline Brands 8.125% 6/15/14                                                                           50,000            50,625
Intertape Polymer 8.50% 8/1/14                                                                           405,000           379,688
{ Mueller Holdings 14.75% 4/15/14                                                                        185,000           163,725
{* NTK Holdings 10.75% 3/1/14                                                                            305,000           205,875
# RBS Global/Rexnord 144A 9.50% 8/1/14                                                                   200,000           202,000
*# TransDigm 144A 7.75% 7/15/14                                                                          150,000           149,625
Trimas 9.875% 6/15/12                                                                                    295,000           280,988
                                                                                                                           _______

                                                                                                                         2,769,056
                                                                                                                         _________
Consumer Cyclical - 2.32%
Accuride 8.50% 2/1/15                                                                                    250,000           234,375




# Baker & Taylor 144A 11.50% 7/1/13                                                                      225,000           225,000
Ford Motor Credit
     7.375% 10/28/09                                                                                     300,000           294,446
   * 9.875% 8/10/11                                                                                      125,000           130,727
* General Motors 8.375% 7/15/33                                                                          180,000           151,650
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                      385,000           379,574
   * 8.00% 11/1/31                                                                                       250,000           253,359
Landry's Restaurant 7.50% 12/15/14                                                                       275,000           261,250
* Metaldyne 10.00% 11/1/13                                                                               150,000           150,750
Neiman Marcus
     9.00% 10/15/15                                                                                      230,000           245,525
   * 10.375% 10/15/15                                                                                     75,000            80,625
*# NPC International 144A 9.50% 5/1/14                                                                   350,000           340,374
* O'Charleys 9.00% 11/1/13                                                                               225,000           230,625
*# Uno Restaurant 144A 10.00% 2/15/11                                                                    175,000           135,625
* Visteon 8.25% 8/1/10                                                                                   235,000           231,475
Warnaco 8.875% 6/15/13                                                                                    50,000            51,375
                                                                                                                            ______

                                                                                                                         3,396,755
                                                                                                                         _________
Consumer Non-Cyclical - 2.40%
# Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                            350,000           343,000
Biovail 7.875% 4/1/10                                                                                    175,000           175,438
Constellation Brands 8.125% 1/15/12                                                                      130,000           135,525
Cott Beverages 8.00% 12/15/11                                                                            250,000           254,375
* Dole Food 8.875% 3/15/11                                                                               275,000           269,500
Ingles Markets 8.875% 12/1/11                                                                            300,000           314,250
# Le-Natures 144A 10.00% 6/15/13                                                                         255,000           267,750
* Marsh Supermarket 8.875% 8/1/07                                                                        100,000            99,750
National Beef Packing 10.50% 8/1/11                                                                      350,000           366,625
Pilgrim's Pride 9.625% 9/15/11                                                                           250,000           263,125
Playtex Products 9.375% 6/1/11                                                                           350,000           367,500
True Temper Sports 8.375% 9/15/11                                                                        215,000           192,425
* Warner Chilcott 8.75% 2/1/15                                                                           450,000           452,250
                                                                                                                           _______

                                                                                                                         3,501,513
                                                                                                                         _________
Energy - 1.97%
Bluewater Finance 10.25% 2/15/12                                                                         200,000           201,750
# Brigham Exploration 144A 9.625% 5/1/14                                                                  95,000            94,763
Compton Petroleum Finance 7.625% 12/1/13                                                                 135,000           132,300
Copano Energy 8.125% 3/1/16                                                                              100,000           101,750
El Paso Natural Gas
     7.625% 8/1/10                                                                                       200,000           206,500
     8.375% 6/15/32                                                                                      100,000           112,534
# El Paso Performance-Linked Trust 144A 7.75% 7/15/11                                                    175,000           179,156
El Paso Production 7.75% 6/1/13                                                                          100,000           102,000
*# Hilcorp Energy I 144A 9.00% 6/1/16                                                                    275,000           286,687
Inergy Finance
     6.875% 12/15/14                                                                                     150,000           142,875
   * 8.25% 3/1/16                                                                                         75,000            77,438
# MarkWest Energy 144A 8.50% 7/15/16                                                                      75,000            76,313
*# PetroHawk Energy 144A 9.125% 7/15/13                                                                  400,000           408,999
~ Secunda International 13.507% 9/1/12                                                                   260,000           272,024
VeraSun Energy 9.875% 12/15/12                                                                           230,000           245,525
Whiting Petroleum 7.25% 5/1/13                                                                           235,000           233,238
                                                                                                                           _______

                                                                                                                         2,873,852
                                                                                                                         _________
Finance - 0.31%
FINOVA Group 7.50% 11/15/09                                                                              754,800           222,666
# iPayment 144A 9.75% 5/15/14                                                                            225,000           228,938
                                                                                                                           _______

                                                                                                                           451,604
                                                                                                                           _______
Media - 3.28%
} Adelphia Communications 8.125% 12/15/06                                                                325,000           192,563
*++ Century Communications 9.50% 11/30/06                                                                500,000           537,500
# Charter Communications 144A 5.875% 11/16/09                                                            100,000            88,125
Charter Communications Holdings
     11.125% 1/15/11                                                                                     275,000           213,125
   * 11.75% 5/15/11                                                                                      125,000            95,625
     13.50% 1/15/11                                                                                      835,000           663,824
#~ Cleveland Unlimited 144A 13.579% 12/15/10                                                             150,000           161,250
Dex Media East 12.125% 11/15/12                                                                          205,000           229,600
Insight Communications 12.25% 2/15/11                                                                     25,000            26,625
Insight Midwest 10.50% 11/1/10                                                                           725,000           764,874



Lodgenet Entertainment 9.50% 6/15/13                                                                     475,000           511,813
* Mediacom Capital 9.50% 1/15/13                                                                         575,000           593,688
RH Donnelley 8.875% 1/15/16                                                                              150,000           148,500
Sheridan Acquisition 10.25% 8/15/11                                                                      205,000           207,563
* Vertis 10.875% 6/15/09                                                                                 140,000           142,100
Warner Music Group 7.375% 4/15/14                                                                        230,000           222,525
                                                                                                                           _______

                                                                                                                         4,799,300
                                                                                                                         _________
Real Estate - 0.69%
American Real Estate Partners 8.125% 6/1/12                                                              390,000           401,700
BF Saul REIT 7.50% 3/1/14                                                                                400,000           408,000
# Rouse 144A 6.75% 5/1/13                                                                                200,000           200,121
                                                                                                                           _______

                                                                                                                         1,009,821
                                                                                                                         _________
Services Cyclical - 4.71%
Adesa 7.625% 6/15/12                                                                                     385,000           381,149
American Airlines 7.377% 5/23/19                                                                         134,813           121,331
Boyd Gaming 8.75% 4/15/12                                                                                350,000           368,813
Brickman Group 11.75% 12/15/09                                                                           120,000           129,000
Corrections Corporation of America 7.50% 5/1/11                                                           30,000            30,788
FTI Consulting 7.625% 6/15/13                                                                            225,000           227,813
*# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                     550,000           578,874
Gaylord Entertainment 8.00% 11/15/13                                                                     210,000           214,200
Groupo Transportation 9.375% 5/1/12                                                                      318,875           319,125
{ H-Lines Finance Holdings 11.00% 4/1/13                                                                 491,000           430,852
# Hertz 144A
     8.875% 1/1/14                                                                                       150,000           156,375
   * 10.50% 1/1/16                                                                                        65,000            70,363
* Horizon Lines 9.00% 11/1/12                                                                            176,000           181,500
Kansas City Southern Railway 9.50% 10/1/08                                                               325,000           338,813
# Knowledge Learning 144A 7.75% 2/1/15                                                                   315,000           293,738
Mandalay Resort Group
     9.50% 8/1/08                                                                                        350,000           371,875
   * 9.375% 2/15/10                                                                                      200,000           212,250
# Mobile Service Group 144A 9.75% 8/1/14                                                                 235,000           239,700
OMI 7.625% 12/1/13                                                                                       275,000           276,375
*# Penhall International 144A 12.00% 8/1/14                                                              175,000           179,375
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                          300,000           318,750
Seabulk International 9.50% 8/15/13                                                                      250,000           273,750
Stena 9.625% 12/1/12                                                                                     325,000           347,750
# TDS Investor 144A 11.875% 9/1/16                                                                       100,000            98,000
{ Town Sports International 11.00% 2/1/14                                                                250,000           203,750
Wheeling Island Gaming 10.125% 12/15/09                                                                  505,000           521,412
                                                                                                                           _______

                                                                                                                         6,885,721
                                                                                                                         _________
Services Non-Cyclical - 2.13%
Allied Waste North America 9.25% 9/1/12                                                                  291,000           312,825
Casella Waste Systems 9.75% 2/1/13                                                                       550,000           578,874
# CRC Health 144A 10.75% 2/1/16                                                                          340,000           348,500
Geo Subordinate 11.00% 5/15/12                                                                           315,000           318,150
*# HealthSouth 144A 10.75% 6/15/16                                                                       250,000           256,875
US Oncology 10.75% 8/15/14                                                                               445,000           486,163
{ Vanguard Health 11.25% 10/1/15                                                                         665,000           482,125
# WCA Waste 144A 9.25% 6/15/14                                                                           325,000           333,938
                                                                                                                           _______

                                                                                                                         3,117,450
                                                                                                                         _________
Technology & Electronics - 0.87%
* MagnaChip Semiconductor 8.00% 12/15/14                                                                 675,000           435,374
* STATS ChipPAC 7.50% 7/19/10                                                                            275,000           277,063
Sungard Data 10.25% 8/15/15                                                                              420,000           431,025
# UGS Capital II PIK 144A 10.38% 6/1/11                                                                  125,000           126,563
                                                                                                                           _______

                                                                                                                         1,270,025
                                                                                                                         _________
Telecommunications - 3.42%
* American Tower
     7.125% 10/15/12                                                                                     275,000           279,813
     7.25% 12/1/11                                                                                       100,000           103,250
# Broadview Network 144A 11.375% 9/1/12                                                                  125,000           127,656
* Cincinnati Bell 8.375% 1/15/14                                                                         470,000           474,112
# Digicel Limited 144A 9.25% 9/1/12                                                                      275,000           288,063
*# Hughes Network Systems 144A 9.50% 4/15/14                                                             425,000           433,499
{ Inmarsat Finance 10.375% 11/15/12                                                                      695,000           609,862
# Intelsat Bermuda 144A 11.25% 6/15/16                                                                   155,000           161,394
* iPCS 11.50% 5/1/12                                                                                     100,000           113,000




~ IWO Escrow Company 9.257% 1/15/12                                                                       75,000            77,813
# Nordic Telephone Company Holdings 144A 8.875% 5/1/16                                                   150,000           156,750

Qwest
   # 144A 7.50% 10/1/14                                                                                  375,000           383,438
   ~ 8.579% 6/15/13                                                                                      200,000           216,250
Rural Cellular
   * 9.875% 2/1/10                                                                                       275,000           285,313
   ~ 11.239% 11/1/12                                                                                     170,000           175,950
# Telcordia Technologies 144A 10.00% 3/15/13                                                             440,000           353,100
Triton Communications 9.375% 2/1/11                                                                      260,000           178,100
~ US LEC 13.62% 10/1/09                                                                                  150,000           159,188
*# Wind Acquisition 144A 10.75% 12/1/15                                                                  385,000           420,130
                                                                                                                           _______

                                                                                                                         4,996,681
                                                                                                                         _________
Utilities - 1.20%
++# Calpine 144A 8.496% 7/15/07                                                                          337,238           346,512
Elwood Energy 8.159% 7/5/26                                                                              164,250           178,568
Midwest Generation
     8.30% 7/2/09                                                                                        247,939           253,207
     8.75% 5/1/34                                                                                        200,000           214,000
* Mirant Americas 8.30% 5/1/11                                                                           375,000           376,875
Mirant North America 7.375% 12/31/13                                                                     100,000            99,500
Orion Power 12.00% 5/1/10                                                                                250,000           285,000
++=# USGen New England 144A 7.459% 1/2/15                                                                  5,630             3,800
                                                                                                                             _____

                                                                                                                         1,757,462
                                                                                                                         _________

Total Corporate Bonds (cost $43,006,234)                                                                                42,834,536
                                                                                                                        __________

                                                                                                       Number of
                                                                                                       Shares
Warrant - 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                               650                 0
                                                                                                                                 _

Total Warrant (cost $55,294)                                                                                                     0
                                                                                                                                 _

                                                                                                       Principal
                                                                                                       Amount
Repurchase Agreements - 4.84%

With BNP Paribas 5.20% 9/1/06 (dated 8/31/06, to be repurchased at
$4,222,610, collateralized by $1,903,000 U.S. Treasury Notes 3.125% due
10/15/08, market value $1,864,026,
$952,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $930,798,
$952,000 U.S. Treasury Notes 3.50%
due 11/15/09, market value $927,164
and $603,000 U.S. Treasury Notes 3.50%
due 12/15/09, market value $585,338)                                                                  $4,222,000         4,222,000

With Cantor Fitzgerald 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $952,138,
collateralized by $476,000 U.S. Treasury Notes
3.375% due 12/15/08, market value $465,194
and $488,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $506,406)                                                                      952,000           952,000

With UBS Warburg 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $1,903,275,
collateralized by $1,913,000 U.S. Treasury Notes
4.875% due 4/30/08, market value $1,944,395)                                                           1,903,000         1,903,000
                                                                                                                         _________

Total Repurchase Agreements (cost $7,077,000)                                                                            7,077,000
                                                                                                                         _________


Total Market Value of Securities Before Securities Lending Collateral - 128.96%
   (cost $171,555,664)                                                                                                 188,506,132
                                                                                                                       ___________

Securities Lending Collateral** - 15.71%

Short-Term Investments
Fixed Rate Notes - 2.71%
Citigroup Global Markets 5.32% 9/1/06                                                                  3,953,363         3,953,363
                                                                                                                         _________

                                                                                                                         3,953,363
                                                                                                                         _________
~ Variable Rate Notes - 13.00%
American Honda Finance 5.32% 2/21/07                                                                     626,200           626,200




ANZ National 5.39% 10/1/07                                                                               139,156           139,155
Australia New Zealand 5.32% 10/1/07                                                                      695,778           695,778
Bank of America 5.32% 2/23/07                                                                            904,511           904,511
Bank of New York 5.36% 10/1/07                                                                           556,622           556,622
Barclays New York 5.31% 5/18/07                                                                          904,511           904,511
Bayerische Landesbank 5.38% 10/1/06                                                                      695,778           695,777
Bear Stearns 5.47% 2/28/07                                                                               834,933           834,933
BNP Paribas 5.36% 10/1/07                                                                                695,778           695,778
Canadian Imperial Bank
     5.30% 10/1/07                                                                                       347,889           347,889
     5.32% 11/22/06                                                                                      695,778           695,778
CDC Financial Products 5.41% 10/2/06                                                                     904,511           904,511
Citigroup Global Markets 5.38% 9/7/06                                                                    904,511           904,511
Commonwealth Bank 5.33% 10/1/07                                                                          695,778           695,778
Deutsche Bank 5.34% 2/23/07                                                                              834,933           834,933
Goldman Sachs 5.45% 8/31/07                                                                              904,511           904,511
Manufacturers & Traders 5.31% 9/26/06                                                                    695,776           695,765
Marshall & Ilsley Bank 5.31% 10/1/07                                                                     765,355           765,355
Merrill Lynch Mortgage Capital 5.41% 9/5/06                                                              626,200           626,200
National Australia Bank 5.38% 3/7/07                                                                     862,764           862,764
National City Bank 5.32% 3/2/07                                                                          835,011           835,166
National Rural Utilities 5.39% 10/1/07                                                                 1,099,329         1,099,329
Nordea Bank New York 5.31% 5/16/07                                                                       347,888           347,876
Nordea Bank Norge 5.34% 10/1/07                                                                          695,778           695,778
Royal Bank of Scotland 5.32% 10/1/07                                                                     695,778           695,778
Societe Generale 5.36% 10/1/07                                                                           347,889           347,889
Wells Fargo 5.34% 10/1/07                                                                                695,778           695,778
                                                                                                                           _______

                                                                                                                        19,008,854
                                                                                                                        __________

Total Securities Lending Collateral (cost $22,962,217)                                                                  22,962,217
                                                                                                                        __________

Total Market Value of Securities - 144.67%
   (cost $194,517,881)                                                                                                 211,468,349 !

Obligation to Return Securities Lending Collateral - (15.71%)**                                                        (22,962,217)

Commercial Paper Payable - (29.94%)
   (par $44,000,000)                                                                                                   (43,768,727)

Receivables and Other Assets Net of Liabilities (See Notes) - 0.98%
                                                                                                                         1,429,162
                                                                                                                         _________

Net Assets Applicable to 11,009,236 Shares Outstanding - 100.00%                                                       $146,166,567
                                                                                                                      ____________


= Security is being fair valued in accordance with the Fund's fair valuation policy. At August 31, 2006, the aggregate amount of fair valued securities equaled $5,107, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."

@ Illiquid security. At August 31, 2006, the aggregate amount of illiquid securities equaled $1,307, which represented 0.00% of the
Fund's net assets. See Note 5 in "Notes."

II Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At August 31, 2006, the aggregate amount of the restricted security equaled $998,354 or 0.68% of the Fund's net assets. See Note 5 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of August 31, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

; Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated interest rate in effect at
August 31, 2006.

{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

+ Non-income producing security for the period ended August 31, 2006.

++ Non-income producing security. Security is currently in default.

} Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2006, the aggregate amount of Rule 144A securities equaled $17,620,932, which represented 12.06% of the Fund's net assets. See Note 5 in "Notes."

* Fully or partially on loan.

** See Note 4 in "Notes."

! Includes $22,041,998 of securities loaned.


Summary of Abbreviations

ADR - American Depositary Receipts
REIT - Real Estate Investment Trust
PIK - Pay-in-kind

____________________________________________________________________________________________________________________________________


Notes


1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware Investments Dividend and Income Fund, Inc. (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R)Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Borrowings - The Fund issues short-term commercial paper at a discount from par. The discount is amortized as interest expense over the life of the commercial paper using the straight-line method (See Note 3).

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

2. Investments

At August 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of investments                      $194,803,312
                                         ____________

Aggregate unrealized appreciation          20,424,932
Aggregate unrealized depreciation          (3,759,895)
                                          ___________

Net unrealized appreciation              $ 16,665,037
                                         ____________

3. Commercial Paper

As of August 31, 2006, $44,000,000 (par value) of commercial paper was outstanding with an amortized cost of $43,768,727. The weighted average discount rate of commercial paper outstanding at August 31, 2006, was 5.26%. The average daily balance of commercial paper outstanding during the period ended August 31, 2006 was $46,690,701 at a weighted discount rate of 4.59%. The maximum amount of commercial paper outstanding at any time during the period was $48,000,000. On June 22, 2006, the Fund reduced the commercial paper outstanding to $44,000,000 in conjunction with the tender offer. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with J.P. Morgan Chase for $30,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.12% per annum on the unused balance. During the period ended August 31, 2006, there were no borrowings under this arrangement.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments(R)Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2006, the market value of the securities on loan was $22,041,998, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risks

The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: